Note 4 - Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 4 – Borrowings

Promissory Notes – Related Party

On August 15, 2008, the Company obtained an $80,000 loan from Vision Capital Partners (a related party) due in one year, bearing interest at 7.5% per year.  Accrued interest at March 31, 2014 and December 31, 2013 was $32,408 and $32,032, respectively. Currently in default.

On May 1, 2013, the Company obtained a $15,000 loan, in Canadian dollars, from Ken Adessky due in one year, bearing interest at 7.5% per year.  Accrued interest at March 31, 2014 and December 31, 2013 was $932 and $701, respectively.

Promissory Notes – Third Party

On October 1, 2008, the Company obtained a $45,000 loan, in Canadian dollars, from Howard Stupp due in one year, bearing interest at 7.5% per year.  Accrued interest at March 31, 2014 and December 31, 2013 was $16,791 and $16,579, respectively. Currently in default.

On May 15, 2009, the Company obtained a $30,000 loan, in Canadian dollars, from Sylvain McMahon due in one year, bearing interest at 7.5% per year. Also, on November 4, 2009, the Company obtained a 20,000 loan, in Canadian dollars, from Sylvain McMahon due in one year, bearing interest at 7.5% per year.   On March 4, 2013, Sylvain McMahon converted $50,000 of principal and $13,567 of accrued interest into 4,545,455 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $127,273 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $63,706; this amount was recorded as a loss on conversion. Accrued interest at March 31, 2014 and December 31, 2013 was $0 and $0, respectively.

Convertible Notes – Third Party

On October 14, 2009, the Company obtained a $16,220 loan, in Canadian dollars, from Eastveld Realties due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On May 9, 2013, Eastveld Realties converted $16,220 of principal and $4,055 of accrued interest into 1,562,084 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $42,176 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $19,574; this amount was recorded as a loss on conversion. Accrued interest at March 31, 2014 and December 31, 2013 was $0 and $0, respectively.

The Company evaluated the note to Eastveld Realties and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On October 14, 2009, the Company obtained a $5,000 loan, in Canadian dollars, from Jay Kar Financial due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On May 9, 2013, Jay Kar Financial converted $5,000 of principal and $1,250 of accrued interest into 481,500 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $13,001 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $6,033; this amount was recorded as a loss on conversion. Accrued interest at March 31, 2014 and December 31, 2013 was $0 and $0, respectively.

The Company evaluated the note to Jay Kar Financial and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On January 21, 2013, the Company obtained a $50,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On February 22, 2014, $40,000 of principal was converted into 4,000,000 shares of the Company’s shares valued at $71,865.  As the note was not converted within the terms of the agreement, the additional fair value exceeding the principal converted was recorded as a loss on conversion leaving a remaining balance of $10,000 at March 31, 2014. Accrued interest at March 31, 2014 and December 31, 2013 was $3,707 and $3,308, respectively.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On April 1, 2013, the Company obtained a $75,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at March 31, 2014 and December 31, 2013 was $5,084 and $3,944, respectively.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On July 11, 2013, the Company obtained a $100,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at March 31, 2014 and December 31, 2013 was $4,884 and $3,298, respectively.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On November 1, 2013, the Company obtained a $100,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at March 31, 2014 and December 31, 2013 was $2,825 and $1,168, respectively.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was a beneficial conversion feature valued at $4,514 based on the additional shares that would be issued per the conversion amount on the date of issuance. During the three months ended March 31, 2014, $1,113 of this discount was amortized into interest expense leaving remaining balances of $2,681 and $3,794 at March 31, 2014 and December 31, 2013, respectively.

On January 12, 2014, the Company obtained a $100,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at March 31, 2014 was $1,449.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

Note 4 – Borrowings

Promissory Notes – Related Party

On August 15, 2008, the Company obtained an $80,000 loan from Vision Capital Partners (a related party) due in one year, bearing interest at 7.5% per year.  Accrued interest at December 31, 2013 and 2012 was    $32,032 and $28,034, respectively. Currently in default.

On May 1, 2013, the Company obtained a $15,000 loan, in Canadian dollars, from Ken Adessky due in one year, bearing interest at 7.5% per year.  Accrued interest at December 31, 2013 was $701.

Promissory Notes – Third Party

On April 25, 2008, the Company obtained a $125,000 loan from Profit Consultants due in one year, bearing interest at 7.5% per year.  On October 22, 2012, Profit Consultants converted $55,287 of principal into 1,580,000 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $79,000 based on the closing market price on the date of grant, which exceeds the principal reduction by $23,713; this amount was recorded as a loss on conversion. On April 22, 2013, Profit Consultants converted $69,713 of principal and $48,851 of accrued interest into 9,750,000 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $292,500 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $173,936; this amount was recorded as a loss on conversion. Accrued interest at December 31, 2013 and 2012 was $0 and $44,922, respectively.

On July 10, 2008, the Company obtained a $145,000 loan from Clean Energy Funding, Inc. due in one year, bearing interest at 7.5% per year.  On July 15, 2012, Clean Energy Funding, Inc. converted $145,000 of principal and $48,643 of accrued interest into 27,663,283 shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $204,708 based on the closing market price on the date of grant, which exceeds the principal and accrued interest reduction by $11,065; this amount was recorded as a loss on conversion. Accrued interest at December 31, 2013 and 2012 was $0 and $0, respectively.

On October 1, 2008, the Company obtained a $45,000 loan, in Canadian dollars, from Howard Stupp due in one year, bearing interest at 7.5% per year.  Accrued interest at December 31, 2013 and 2012 was $16,579 and $14,428, respectively. Currently in default.

On May 15, 2009, the Company obtained a $30,000 loan, in Canadian dollars, from Sylvain McMahon due in one year, bearing interest at 7.5% per year. Also, on November 4, 2009, the Company obtained a 20,000 loan, in Canadian dollars, from Sylvain McMahon due in one year, bearing interest at 7.5% per year.   On March 4, 2013, Sylvain McMahon converted $50,000 of principal and $13,567 of accrued interest into 4,545,455 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $127,273 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $63,706; this amount was recorded as a loss on conversion. Accrued interest at December 31, 2013 and 2012 was $0 and $12,644, respectively.

Convertible Notes – Third Party

On September 15, 2009, the Company obtained a $25,000 loan, in Canadian dollars, from Mario Nadeau due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On September 15, 2012, the $25,000 of principal and $5,700 of accrued interest were converted into 510,434 common shares valued at $27,638 based on the closing market price on the date of grant.  As the shares were not converted in accordance with the agreement, the resulting gain on conversion of $3,062 was recorded as a gain on conversion.

The Company evaluated the note to Mario Nadeau and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. The beneficial conversion feature discount due to the conversion price of $0.079 being below the closing market price on September 15, 2009 of $0.09 by $0.011 provided a beneficial discount value of $2,954. During the year ended December 31, 2012, no amortization was booked. Accrued interest at December 31, 2012 was $0.

On October 14, 2009, the Company obtained a $16,220 loan, in Canadian dollars, from Eastveld Realties due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On May 9, 2013, Eastveld Realties converted $16,220 of principal and $4,055 of accrued interest into 1,562,084 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $42,176 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $19,574; this amount was recorded as a loss on conversion. Accrued interest at December 31, 2013 and 2012 was $0 and $3,576, respectively.

The Company evaluated the note to Eastveld Realties and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On October 14, 2009, the Company obtained a $5,000 loan, in Canadian dollars, from Jay Kar Financial due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On May 9, 2013, Jay Kar Financial converted $5,000 of principal and $1,250 of accrued interest into 481,500 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $13,001 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $6,033; this amount was recorded as a loss on conversion. Accrued interest at December 31, 2013 and 2012 was $0 and $1,103, respectively.

The Company evaluated the note to Jay Kar Financial and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On October 16, 2009, the Company obtained a $25,000 loan, in Canadian dollars, from Mario Nadeau due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On September 15, 2012, the $25,000 of principal and $5,701 of accrued interest were converted into 510,434 common shares valued at $27,638 based on the closing market price on the date of grant.  As the shares were not converted in accordance with the agreement, the resulting gain on conversion of $3,063 was recorded as a gain on conversion.

The Company evaluated the note to Mario Nadeau and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance. Accrued interest at December 31, 2012 was $0.

On January 21, 2013, the Company obtained a $50,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at December 31, 2013 was $3,308.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On April 1, 2013, the Company obtained a $75,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at December 31, 2013 was $3,944.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On July 11, 2013, the Company obtained a $100,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at December 31, 2013 was $3,298.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was no beneficial conversion feature discount noted as the conversion price was higher than the market price on the date of issuance.

On November 1, 2013, the Company obtained a $100,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. Accrued interest at December 31, 2013 was $1,168.

The Company evaluated the note to 7068778 Canada and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient issuable shares in order to convert the full value of the note. There was a beneficial conversion feature valued at $4,514 based on the additional shares that would be issued per the conversion amount on the date of issuance. During the year ended December 31, 2013, $720 of this discount was amortized into interest expense leaving a remaining balance of $3,794 at December 31, 2013.